Acquisitions, Sale of Hospira Infusion Systems Net Assets, Research and Development and Collaborative Arrangements, Equity-Method Investments and Cost-Method Investment - AstraZeneca's Small Molecule Anti-Infectives Business (Details) - USD ($)
$ in Millions
		2 Months Ended	3 Months Ended
	Dec. 22, 2016	Feb. 22, 2018	Jul. 02, 2017	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill				$ 55,952		$ 54,449		$ 48,242
AstraZeneca [Member]
Business Acquisition [Line Items]
Upfront payment to acquire business	$ 552
Additional payment for contractual purchase price adjustment			$ 3
Milestone payment			$ 50
Deferred payment	175
Potential milestone payments	75
Maximum amount of sales-related payments	600
Consideration transferred	1,045
Payments to acquire businesses, cash portion	555
Assumed contingent consideration	490
Intangible assets	879
Other current assets	92
Goodwill	92
Net deferred tax liabilities	17
Minimum [Member] | AstraZeneca [Member]
Business Acquisition [Line Items]
Royalty payments	250
Maximum [Member] | AstraZeneca [Member]
Business Acquisition [Line Items]
Royalty payments	425
Developed Technology Rights [Member] | AstraZeneca [Member]
Business Acquisition [Line Items]
Intangible assets	660
In Process Research and Development [Member] | AstraZeneca [Member]
Business Acquisition [Line Items]
Intangible assets	$ 219
Subsequent Event [Member] | AstraZeneca [Member]
Business Acquisition [Line Items]
Milestone payment		$ 125

[1]	Amounts may not add due to rounding.